Segment Information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment Information

44.	Segment Information

a)	General information
The Group engages mainly in the assembly and testing of semiconductors, memory modules and general investments. In accordance with IFRS 8 “Operating Segments”, the Group’s segments include Testing, Assembly, Testing and Assembly for LCD, OLED and other Display Panel Driver Semiconductors (“LCDD”), Bumping and others as the five reportable segments.

b)	Measurement of segment information
The Group’s reportable segments are strategic business units which provide different products and services. The accounting policies adopted by the operating segments are the same as the accounting policies described in Note 4.

c)	Information about segment profit or loss
The segment information provided to the chief operating decision maker for the reportable segments is as follows:

	Year ended December 31, 2019
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,257,800	5,148,877	6,922,205	4,008,999	—	—	20,337,881
Inter-segment	—	—	—	—	32,808	(32,808)	—

Total revenue	4,257,800	5,148,877	6,922,205	4,008,999	32,808	(32,808)	20,337,881

Operating profit (loss)	709,142	(227,096)	1,740,720	232,404	1,931	18	2,457,119

Depreciation expenses	(802,740)	(521,311)	(1,796,951)	(604,553)	(6,359)	—	(3,731,914)

Share of profit (loss) of associates	—	—	—	—	(370,351)	215,425	(154,926)

Interest income	—	—	—	—	64,368	—	64,368

Interest expense	—	—	—	—	(171,075)	—	(171,075)

Purchase of property, plant and equipment	764,105	548,063	3,077,806	506,635	47	—	4,896,656

	Year ended December 31, 2020
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	5,002,730	6,001,964	7,023,003	4,983,684	—	—	23,011,381
Inter-segment	—	—	—	—	39,646	(39,646)	—

Total revenue	5,002,730	6,001,964	7,023,003	4,983,684	39,646	(39,646)	23,011,381

Operating profit (loss)	1,333,682	67,730	1,687,986	487,323	(10,230)	11	3,566,502

Depreciation expenses	(853,829)	(523,341)	(2,213,504)	(578,890)	(5,955)	—	(4,175,519)

Share of profit (loss) of associates	—	—	—	—	(320,578)	173,249	(147,329)

Interest income	—	—	—	—	27,778	—	27,778

Interest expense	—	—	—	—	(162,400)	—	(162,400)

Purchase of property, plant and equipment	887,204	803,693	2,143,401	298,834	483	—	4,133,615

	Year ended December 31, 2021
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	5,899,600	7,963,714	8,211,099	5,325,622	—	—	27,400,035
Inter-segment	—	—	—	—	43,808	(43,808)	—

Total revenue	5,899,600	7,963,714	8,211,099	5,325,622	43,808	(43,808)	27,400,035

Operating profit (loss)	1,814,021	857,304	2,336,394	561,642	(6,987)	15	5,562,389

Depreciation expenses	(921,999)	(576,138)	(2,579,150)	(549,020)	(7,805)	—	(4,634,112)

Share of profit (loss) of associates	—	—	—	—	1,211,177	(585,444)	625,733

Interest income	—	—	—	—	9,980	—	9,980

Interest expense	—	—	—	—	(120,998)	—	(120,998)

Purchase of property, plant and equipment	1,841,359	1,553,475	2,748,697	408,751	420	—	6,552,702

d)	Reconciliation for segment income (loss)
Revenue from external customers and segment income (loss) reported to the chief operating decision maker are measured using the same method as for revenue and operating profit in the financial statements. Thus, no reconciliation is needed.

e)	Information on products and services

	Year ended December 31,
	2019		2020		2021
	NT$000%		NT$000%		NT$000%
Testing	4,257,800	21	5,002,730	22	5,899,600	22
Assembly	5,148,877	25	6,001,964	26	7,963,714	29
LCDD	6,922,205	34	7,023,003	30	8,211,099	30
Bumping	4,008,999	20	4,983,684	22	5,325,622	19

	20,337,881	100	23,011,381	100	27,400,035	100

f)	Geographical information

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Revenue
ROC	15,875,027	18,341,726	21,608,567
Japan	1,905,032	1,291,026	1,768,460
Singapore	1,333,114	1,838,394	1,630,733
PRC	789,496	1,105,535	1,899,362
Others	435,212	434,700	492,913

	20,337,881	23,011,381	27,400,035

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Non-current assets
ROC	18,913,501	21,506,565
PRC	117	86
Others	11,845	6,245

	18,925,463	21,512,896

g)	Major customer information
The information on the major customers which constituted more than 10% of the Group’s total revenue for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year ended December 31,
	2019		2020		2021
	Amount	%	Amount	%	Amount	%
	NT$000		NT$000		NT$000
Customers
Customer A	4,756,755	23	5,088,544	22	5,681,277	21
Customer M	1,259,269	6	1,674,801	7	2,832,088	10
Customer K	2,419,612	12	2,332,914	10	2,519,631	9
Customer B	1,679,344	8	2,365,945	10	2,484,611	9
Customer C	2,048,260	10	2,143,130	9	2,268,439	8